Schedule of Income Tax Rates to Profit or Loss Before Income Tax Expense (Details) (Paranthetical)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Applicable tax rate	17.00%	17.00%	17.00%	17.00%